Right of Use Assets and Lease Liabilities - Schedule of payments on Lease Liabilities (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
less amount representing interest expense	$ (20,131)
Lease liability	386,651
Current portion of lease liabilities	266,042	$ 272,468
Long term portion of lease liabilities	120,609	$ 386,650
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	284,363
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	$ 122,419